Fair Value Measurements - Schedule Of Assets and Liabilities Measured At Fair Value On Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Total liabilities	$ 13,701
Total assets		$ 31,726
Cash Equivalents | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Total assets		31,726
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total assets		31,726
Fair Value, Inputs, Level 1 | Cash Equivalents | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Total assets		$ 31,726
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Total liabilities	13,701
Warrant Liability
Defined Benefit Plan Disclosure [Line Items]
Total liabilities	13,701
Warrant Liability | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Total liabilities	$ 13,701